Share-based payments - Summary of Share-based Payment Arrangements (Detail)		12 Months Ended
		Dec. 31, 2025 shares R$ / shares	Dec. 31, 2024 shares R$ / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		43,903,751
Number of share options granted		8,203,937	6,856,907
Exercised /canceled /transferred		(24,279,455)
Number Of Outstanding Share options		19,624,296	16,624,911	31,557,498
Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		1,752,743
Exercised /canceled /transferred		(517,498)
Number Of Outstanding Share options		1,235,245
Cosan S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares		R$ 6.14	R$ 13.54
Cosan S.A. [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		30,992,367
Exercised /canceled /transferred		(18,691,297)
Number Of Outstanding Share options		12,301,070
Cosan S.A. [member] | Share grant programs [member] | 07/31/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2020
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		68,972
Exercised /canceled /transferred		(68,972)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 20.93
Cosan S.A. [member] | Share grant programs [member] | 07/31/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2021
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		424,839
Exercised /canceled /transferred		(424,839)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 24.38
Cosan S.A. [member] | Share grant programs [member] | 09/10/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/10/2021
Company		Cosan S.A.
Life expectancy (months)		48 months
Number of share options granted		5,283,275
Exercised /canceled /transferred		(5,283,275)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 22.24
Cosan S.A. [member] | Share grant programs [member] | 10/11/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		10/11/2021
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		806,752
Exercised /canceled /transferred		(566,287)
Number Of Outstanding Share options		240,465
Fair value as of grant date | R$ / shares		R$ 23.2
Cosan S.A. [member] | Share grant programs [member] | 07/31/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2022
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		846,506
Exercised /canceled /transferred		(846,506)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 18.74
Cosan S.A. [member] | Share grant programs [member] | 11/22/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/22/2022
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		377,173
Exercised /canceled /transferred		(192,869)
Number Of Outstanding Share options		184,304
Fair value as of grant date | R$ / shares		R$ 17.14
Cosan S.A. [member] | Share grant programs [member] | 01/30/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		01/30/2023
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		12,472,325
Exercised /canceled /transferred		(7,864,867)
Number Of Outstanding Share options		4,607,458
Fair value as of grant date | R$ / shares		R$ 15.26
Cosan S.A. [member] | Share grant programs [member] | 07/31/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2023
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		1,047,845
Exercised /canceled /transferred		(478,677)
Number Of Outstanding Share options		569,168
Fair value as of grant date | R$ / shares		R$ 17.53
Cosan S.A. [member] | Share grant programs [member] | 12/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		12/01/2023
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		546,734
Exercised /canceled /transferred		(119,209)
Number Of Outstanding Share options		427,525
Fair value as of grant date | R$ / shares		R$ 17.68
Cosan S.A. [member] | Share grant programs [member] | 01/30/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		01/30/2024
Company		Cosan S.A.
Life expectancy (months)		12 months
Number of share options granted		2,322,324
Exercised /canceled /transferred		(2,322,324)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 18.18
Cosan S.A. [member] | Share grant programs [member] | 07/31/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2024
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		1,428,479
Exercised /canceled /transferred		(308,634)
Number Of Outstanding Share options		1,119,845
Fair value as of grant date | R$ / shares		R$ 13.54
Cosan S.A. [member] | Share grant programs [member] | 07/31/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2025
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		2,644,661
Exercised /canceled /transferred		(214,838)
Number Of Outstanding Share options		2,429,823
Fair value as of grant date | R$ / shares		R$ 7.28
Cosan S.A. [member] | Share grant programs [member] | 11/10/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/10/2025
Company		Cosan S.A.
Life expectancy (months)		6 months
Number of share options granted		2,722,482
Exercised /canceled /transferred
Number Of Outstanding Share options		2,722,482
Fair value as of grant date | R$ / shares		R$ 5
Compass [member] | Share grant programs [member] | 8/1/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2025
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		424,508
Exercised /canceled /transferred		(12,901)
Number Of Outstanding Share options		411,607
Fair value as of grant date | R$ / shares		R$ 41.92
Compass [member] | Cash Settled Transactions [Member] | 08/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2023
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		331,211
Exercised /canceled /transferred		(67,962)
Number Of Outstanding Share options		263,249
Fair value as of grant date | R$ / shares		R$ 34.12
Compass [member] | Cash Settled Transactions [Member] | 08/01/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2024
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		376,495
Exercised /canceled /transferred		(24,579)
Number Of Outstanding Share options		351,916
Fair value as of grant date | R$ / shares		R$ 42.21
Compass [member] | Cash Settled Transactions [Member] | 11/01/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/01/2024
Company		Compass
Life expectancy (months)		33 months
Number of share options granted		16,969
Exercised /canceled /transferred		(4,112)
Number Of Outstanding Share options		12,857
Fair value as of grant date | R$ / shares		R$ 42.21
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	[1]	R$ 15.74	23.37
Rumo S.A. [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		10,547,701
Exercised /canceled /transferred		(4,459,720)
Number Of Outstanding Share options		6,087,981
Rumo S.A. [member] | Share grant programs [member] | 11/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/11/2020
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		776,142
Exercised /canceled /transferred		(776,142)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 20.01
Rumo S.A. [member] | Share grant programs [member] | 05/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		05/05/2021
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		1,481,000
Exercised /canceled /transferred		(1,481,000)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 20.84
Rumo S.A. [member] | Share grant programs [member] | 09/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/01/2022
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		1,781,640
Exercised /canceled /transferred		(1,781,640)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 20.36
Rumo S.A. [member] | Share grant programs [member] | 09/06/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/06/2023
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		1,724,867
Exercised /canceled /transferred		(277,097)
Number Of Outstanding Share options		1,447,770
Fair value as of grant date | R$ / shares		R$ 21.86
Rumo S.A. [member] | Share grant programs [member] | 08/22/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/22/2024
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		2,433,432
Exercised /canceled /transferred		(134,748)
Number Of Outstanding Share options		2,298,684
Fair value as of grant date | R$ / shares		R$ 23.37
Rumo S.A. [member] | Share grant programs [member] | 10/1/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		10/01/2025
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		2,350,620
Exercised /canceled /transferred		(9,093)
Number Of Outstanding Share options		2,341,527
Fair value as of grant date | R$ / shares		R$ 15.74
Moove [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	[2]	R$ 283.02	R$ 66.97
Moove [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		610,940
Exercised /canceled /transferred		(610,940)
Number Of Outstanding Share options
Moove [member] | Share grant programs [member] | 11/20/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/20/2024
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		610,940
Exercised /canceled /transferred		(610,940)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 50.05
Moove [member] | Share grant programs [member] | 07/31/2025 - Invest VII [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2025
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		61,666
Exercised /canceled /transferred		(220)
Number Of Outstanding Share options		61,446
Fair value as of grant date | R$ / shares		R$ 283.02
Moove [member] | Cash Settled Transactions [Member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2019
Company		Moove
Life expectancy (months)		60 months
Number of share options granted		132,670
Exercised /canceled /transferred		(132,670)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 50.79
Moove [member] | Cash Settled Transactions [Member] | 07/31/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2020
Company		Moove
Life expectancy (months)		60 months
Number of share options granted		106,952
Exercised /canceled /transferred		(106,952)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 61.89
Moove [member] | Cash Settled Transactions [Member] | 07/31/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2021
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		80,729
Exercised /canceled /transferred		(80,729)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 102.73
Moove [member] | Cash Settled Transactions [Member] | 07/31/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2022
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		77,967
Exercised /canceled /transferred		(77,967)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 135.05
Moove [member] | Cash Settled Transactions [Member] | 07/31/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2023
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		82,204
Exercised /canceled /transferred		(7,228)
Number Of Outstanding Share options		74,976
Fair value as of grant date | R$ / shares		R$ 150.98
Moove [member] | Cash Settled Transactions [Member] | 07/31/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2024
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		61,372
Exercised /canceled /transferred		(2,178)
Number Of Outstanding Share options		59,194
Fair value as of grant date | R$ / shares		R$ 234.43

[1]	For publicly traded shares, based on the historical volatility of the share price over the thirty days preceding the grant date.
[2]	For non-publicly traded shares, such as those of Moove, based on the historical volatility of the controlling company’s share price over a period proportional to the term of the plan.